Operations	12 Months Ended
Dec. 31, 2024
Operations
Operations
1. Operations

Ultrapar Participações S.A. (“Ultrapar” or “Company”) is a publicly-traded company headquartered at the Brigadeiro Luís Antônio Avenue, 1343 in the city of São Paulo – SP, Brazil, listed on B3 S.A. – Brasil, Bolsa, Balcão (“B3”), in the Novo Mercado listing segment under the ticker “UGPA3” and on the New York Stock Exchange (“NYSE”) in the form of level III American Depositary Receipts (“ADRs”) under the ticker “UGP”.

The Company engages in the investment of its own capital in services, commercial and industrial activities, through the subscription or acquisition of shares of other companies. Through its subsidiaries, it operates on liquefied petroleum gas – LPG distribution (“Ultragaz”), fuel distribution and related businesses (“Ipiranga” or “IPP”) and storage services for liquid bulk (“Ultracargo”). The information on segments is disclosed in Note 24.

These financial statements were authorized for issuance by the Management on April 22, 2025.

a. Principles of consolidation and interest in subsidiaries

a.1 Principles of consolidation

In the preparation of the consolidated financial statements the investments of one company in another, balances of asset and liability accounts, revenue transactions, costs and expenses were eliminated, as well as the effects of transactions conducted between the companies. Non-controlling interests in subsidiaries are presented within consolidated equity and net income.

Consolidation of a subsidiary begins when the Company obtains direct or indirect control over an entity and ceases when the company loses control. Income and expenses of a subsidiary acquired are included in the consolidated statements of income and of comprehensive income from the date the Company gains control. Income and expenses of a subsidiary, in which the Company loses control, are included in the consolidated statements of income and of comprehensive income until the date the Company loses control.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

a.2 Interest in subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			Interest % rounded
			12/31/2024		12/31/2023		12/31/2022
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ultrapar Mobilidade Ltda.(15)	Brazil	Ipiranga	100	-	100	-	-	-
Centro de Conveniências Millennium Ltda. and subsidiaries(17)	Brazil	Ipiranga	-	100	-	100	100	-
Neodiesel Ltda.(1)	Brazil	Ipiranga	-	100	-	-	-	-
Serra Diesel Transportador Revendedor Retalhista Ltda. (18)	Brazil	Ipiranga	-	60	-	60	-	-
Ipiranga Produtos de Petróleo S.A.(2)	Brazil	Ipiranga	-	100	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Glazed Brasil S.A.(3)	Brazil	Ipiranga	-	55	-	-	-	-
Icorban - Correspondente Bancário Ltda. (4)	Brazil	Ipiranga	-	-	-	100	-	100
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Tropical Transportes Ipiranga Ltda. (5)	Brazil	Ipiranga	-	-	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Irupé Biocombustíveis Ltda.(19)	Brazil	Ipiranga	-	100	-	100	-	-
Ipiranga Trading North America LLC. (6)	United States	Ipiranga	-	100	-	-	-	-
Ipiranga Trading Middle East DMCC	Dubai	Ipiranga	-	100	-	-	-	-
Ipiranga Trading Europe S.A. (6)	Switzerland	Ipiranga	-	100	-	-	-	-
Eaí Clube Automobilista S.A.(7)	Brazil	Ipiranga	-	100	100	-	100	-
Abastece Aí Participações S.A. (20)	Brazil	Ipiranga	-	100	-	100	-	-
Abastece Aí Clube Automobilista Instituição de Pagamento Ltda. (21)	Brazil	Ipiranga	-	100	-	100	-	-
Companhia Ultragaz S.A. (8)	Brazil	Ultragaz	99	-	-	99	-	99
Ultragaz Participações Ltda. (8)	Brazil	Ultragaz	-	-	100	-	100	-
Ultragaz Energia Ltda. and subsidiaries	Brazil	Ultragaz	-	100	-	100	-	100
Nova Paraná Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
LPG International Inc.(12)	Cayman Islands	Ultragaz	-	-	-	-	-	100
NEOgás do Brasil Gás Natural Comprimido S.A. (22)	Brazil	Ultragaz	-	100	-	100	-	-
Wtz Participações S.A.(9)	Brazil	Ultragaz	-	52	-	-	-	-
UVC Investimentos Ltda.	Brazil	Others	100	-	100	-	100	-
Ultrapar Logística Ltda.(10)	Brazil	Ultracargo	100	-	100	-	100	-
Ultracargo Logística S.A.	Brazil	Ultracargo	-	99	-	99	-	99
Ultracargo Soluções Logísticas S.A.	Brazil	Ultracargo	-	100	-	100	-	100
TEAS – Terminal Exportador de Álcool de Santos Ltda. (13)	Brazil	Ultracargo	-	-	-	-	-	100
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
Imaven Imóveis Ltda.(14)	Brazil	Others	100	-	100	-	-	100
UVC - Fundo de investimento em participações multiestratégia investimento no exterior (11)	Brazil	Others	-	-	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados (16)	Brazil	Others	-	-	-	-	-	100

(1)	Company established on May 16, 2024 with the purpose of holding interests in other companies.
(2)	On January 2, 2024, direct subsidiary Ipiranga Produtos de Petróleo S.A. (“Ipiranga”) became controlled by Ultrapar Mobilidade Ltda.
(3)	Company (“Krispy Kreme”) established on March 8, 2024, engaged in the wholesale and retail trade, manufacture, storage, export and import of natural and industrialized food products.
(4)	On August 1, 2024, the merger of the company into Ipiranga was approved.
(5)	On November 1, 2024, the merger of the company into Ipiranga was approved.
(6)	Companies established as Ipiranga’s subsidiaries in foreign countries (Ipiranga Trading North America LLC. established on February 28, 2024, Ipiranga Trading Europe S.A. established on January 12, 2024), engaged in the commercial representation, trade, export and import of fuels.
(7)	On January 2, 2024, direct subsidiary Eaí Clube Automobilista S.A. started to be controlled by Ipiranga.
(8)	On August 1, 2024, the merger of the company into Companhia Ultragaz S.A. was approved, which became direct subsidiary of Ultrapar.
(9)	On September 1, 2024, the Company, through its subsidiary Companhia Ultragaz S.A., acquired a 52% interest in Wtz Participações S.A.
(10)	On February 19, 2024, the name of subsidiary Ultracargo Operações Logísticas e Participações Ltda. was changed to Ultrapar Logística Ltda.
(11)	On December 10, 2024, the Company transferred your total shares to UVC Investimentos Ltda.
(12)	On June 30, 2023, the Company was dissolved.
(13)	On April 27, 2023, the Company was merged into Ultracargo Logística S.A.
(14)	On April 28, 2023, Imaven Imóveis Ltda. (“Imaven”), performed a partial spin-off of its assets, and the spin-off part was merged into the equity of the subsidiary Ipiranga Produtos de Petróleo S.A. On May 1, Imaven became directly controlled by Ultrapar. The entire transaction was carried out under common control.
(15)	Company established on February 28, 2023, with the purpose of holding interests in other companies. On October 2, 2023, the name of subsidiary Ultrapar Empreendimentos Ltda. was changed to Ultrapar Mobilidade Ltda.
(16)	On December 28, 2023, the Company was dissolved.
(17)	On October 2, 2023, Centro de Conveniências Millennium Ltda. and subsidiaries became directly controlled by Ultrapar Mobilidade Ltda.
(18)	On May 21, 2023, the Company, through its subsidiary Ultrapar Empreendimentos Ltda., signed an agreement for the acquisition of a 60% interest in Serra Diesel Transportador Revendedor Retalhista Ltda. The closing of the transaction occurred on September 1, 2023.
(19)	Company established on October 2, 2023, engaged in the production, sale, import and export of biofuels, fertilizers and other agricultural inputs.
(20)	Company established on June 1, 2023 with the purpose of holding interests in other companies.
(21)	On April 13, 2023, the company was acquired by Eaí Clube Automobilista S.A. The acquisition was made at book value.
(22)

On November 21, 2022, Ultrapar through its subsidiary Companhia Ultragaz S.A., signed an agreement for the acquisition of all shares of NEOgás do Brasil Gás Natural Comprimido S.A. The closing of the acquisition occurred on February 1, 2023.

b. Main events that occurred in the year

b.1 Acquisition of significant stake in Hidrovias

In the year ended December 31, 2024, the Company, through its subsidiary Ultrapar Logística, acquired a significant stake in Hidrovias do Brasil S.A. (“Hidrovias”), in line with Ultrapar's strategy of expanding its presence in sectors exposed to Brazilian agribusiness, mainly in the Midwest and North regions, investing in companies in which it can contribute strategic, operational, administrative, and financial knowledge, being a strategic and long-term reference shareholder. For further information, see Note 27.a.

b.2 Acquisition of interest in Witzler by Ultragaz

On September 1, 2024, through its subsidiary Ultragaz, the Company acquired a 51.7% interest in Witzler Participações S.A. (“Witzler”). The acquisition value was R$ 104,490, of which R$ 49,490 million was contributed to the acquired company through a capital increase and R$ 55,000, was paid considering price adjustments at the closing of the transaction. In addition, there is a portion of R$ 45,384 subject to certain performance conditions to be measured within up to 12 months. For further information, see Note 27.b

b.3 Acquisition of service stations from Pão de Açúcar Group by subsidiary Millennium

On June 10, 2024, through its subsidiary Centro de Conveniências Millenium Ltda., the Company signed a contract for the acquisition of 49 service stations from Pão de Açúcar Group, located in the state of São Paulo, for R$ 130,000. CADE approved the transaction on July 22, 2024. On August 13, 2024, R$ 90,000 was paid as an advance and no other changes occurred up to December 31, 2024. The closing of the transaction is subject to other precedent conditions.

b.4 Share buyback program

On November 28, 2024, the Board of Directors approved the Buyback Program of Shares issued by Ultrapar (“Program”).

The Program is limited to the maximum acquisition of 25,000,000 common shares and will be effective for up to 12 months starting on December 2, 2024. For further information, see Note 20.c.